Debt (Details) - Schedule of Reconciliation of Interest Expense - Interest Expense [Member]	9 Months Ended
Dec. 31, 2023 USD ($)
Debt (Details) - Schedule of Reconciliation of Interest Expense [Line Items]
Interest expense from amortization of debt discounts	$ 3,879,558
Interest expense from notes payable	243,119
Interest expense from related party notes payable	83,891
Interest expense from convertible notes payable	4,595,106
Interest expense from revolving lines of credit	765,786
Interest expense from financing leases	38,308
Other interest expense	141,531
Total interest expense	$ 9,747,299